                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.

Robert R. Fortune
Chairman and President                                          November 1, 1996

Dear Shareholder:

     Our Fund earned $1.04 per share from net investment income in the first nine months of 1996. Earnings in the same period of 1995 were $1.03 per share.

     Monthly dividends of $.115 per share were paid from January to October 1996, however, the January dividend was treated as taxable in 1995.

     The Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment. At least 60% of the Fund's assets must be in securities which are rated at the time of purchase in the four highest investment grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group. As of September 30, 1996, securities representing 93% of the portfolio's market value were invested in bonds rated in the four highest investment grades.

     Comments on the fixed income markets and on the performance of our Fund are provided in the accompanying Investment Adviser's Report.

                                              Yours sincerely,


                                              /s/ ROBERT R. FORTUNE
                                              ---------------------
                                              Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

    The third quarter of 1996 provided bond investors with their best quarterly returns of the year. Continued tame employment, inflation and retail sales data kept the Federal Reserve from raising short term rates. Fixed income investors experienced better returns by owning corporates during the third quarter as the Lehman Corporate Index returned 2.12% versus 1.76% for the Lehman Government/Corporate Index. The yield curve steepened slightly in the third quarter with the two year treasury declining 0.02% while the 30-year treasury rose 0.03%. Interest rates were relatively flat across the yield curve as shown in the table below:

                                                                        06/30/96     09/30/96     CHANGE
                                                                        --------     --------     ------
2-year Treasury Notes                                                      6.11%        6.09%     -0.02%
5-year Treasury Notes                                                      6.46%        6.45%     -0.01%
10-year Treasury Notes                                                     6.71%        6.70%     -0.01%
30-year Treasury Bonds                                                     6.89%        6.92%     +0.03%

    The portfolio underperformed the Lehman Government/Corporate Index and the Lipper Investment Grade Closed End Bond Fund average by 0.09% and 0.55%, respectively. The Fund underperformed during the third quarter as the market expectations for lower rates negatively impacted spreads in callable bonds. Investment returns are shown in the table below:

                                                                            TOTAL RETURNS
                                                                   PERIODS ENDED SEPTEMBER 30, 1996
                                                                                             ANNUALIZED
                                                                                       -----------------------
                                                                     YR.       12        2        5       10
                                                        QUARTER    TO DATE    MOS.     YRS.     YRS.     YRS.
                                                        -------    -------    -----    -----    -----    -----
Independence Square Income Securities, Inc.*.........     1.67%     -0.79%     4.52%   10.36%    8.72%    8.95%
Lehman Bros. Gov't/Corp. Bond Index..................     1.76%      2.24%     4.50%    9.32%    7.65%    8.38%
Lipper Investment Grade Closed End Fds. (Avg.).......     2.22%      0.64%     5.20%   10.45%    8.57%    9.01%
Lipper Invt. Grade Closed End Bond Funds:
  ISIS Rank/No. of Funds.............................    15/16      13/16     11/16     7/16     7/15     7/15
  ISIS Percentile Rank...............................       94%        81%       69%      44%      47%      47%

------------------
*The cumulative total returns are based on the net asset value on the first day of the periods presented and assume (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at the net asset value next determined after each ex-dividend date in the period.

    We continue to expect the 1996 GDP growth rate to be approximately 2.5% based upon the strength of the economy in the first half and the expected slow down in the fourth quarter. We are maintaining our expectation of inflation at slightly below 3.0% with long term rates in a range of 6.5% to 7.5%.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS
$ 1,000,000   Ahmanson (H.F.) & Co., 9.875%, 11/15/1999................................   $   995,465    $  1,078,750
  1,000,000   Appalachian Power Co., 8.50%, 12/01/2022.................................     1,059,020       1,023,750
  1,000,000   Arizona Public Service Co., 10.25%, 5/15/2020............................     1,000,000       1,135,000
    500,000   Arizona Public Service Co., 9.50%, 4/15/2021.............................       490,265         536,250
    500,000   BankAmerica Corp., 9.50%, 4/01/2001......................................       497,265         548,125
    145,000   Boeing Co., 7.25%, 6/15/2025.............................................       146,073         139,563
  1,000,000   Chase Manhattan Corp. Sub Notes, 10.00%, 6/15/1999.......................     1,117,080       1,081,250
  1,000,000   Chrysler Corp., 10.95%, 8/01/2017........................................       997,500       1,081,250
  1,000,000   Citicorp Capital Sub Notes, 9.75%, 8/01/1999.............................       983,110       1,078,750
  1,000,000   Cleveland Electric Co., 10.00%, 6/01/2020................................       988,250       1,015,000
  1,000,000   Comerica Bank, 8.375%, 7/15/2024.........................................       983,750       1,033,750
    300,000   Comerica Co., 9.75%, 5/01/1999...........................................       288,840         321,000
  1,000,000   Commonwealth Edison Co., 9.50%, 5/01/2016................................       987,500       1,048,750
    500,000   Commonwealth Edison Co., 8.625%, 2/01/2022...............................       537,500         501,250
  1,000,000   Delta Airlines, 9.25%, 03/15/2022........................................     1,141,490       1,088,750
    500,000   Federal Express, 9.625%, 10/15/2019......................................       551,345         540,625
  1,096,000   Federal Home Loan Mortgage Corp., 5.745%, 10/01/1996.....................     1,096,000       1,096,000
    500,000   First Chicago Corp., 8.875%, 3/15/2002...................................       503,660         543,125
  1,000,000   First Interstate Bank, 9.00%, 11/15/2004.................................     1,000,000       1,055,000
    500,000   First Union Corp., 8.00%, 8/15/2009......................................       498,965         505,000
  1,000,000   Ford Motor Credit Co., 9.14%, 12/30/2014.................................       997,660       1,106,250
    500,000   Great Western Financial Senior Notes, 8.60%, 2/01/2002...................       494,710         535,000
    300,000   GTE California, 8.07%, 04/15/2024........................................       322,233         297,375
    500,000   Harris Bancorp, 9.375%, 6/01/2001........................................       493,285         548,125
  1,000,000   International Paper Co., Debenture, 8.125%, 6/15/2024....................       979,860         992,500
  1,000,000   Jersey Central Power and Light, 8.45%, 03/24/2025........................     1,026,150       1,015,000
    500,000   New England Power Co., 8.00%, 8/01/2022..................................       494,350         499,375
    800,000   New York State Electric & Gas Corp., 9.875%, 5/01/2020...................       793,000         863,000
  1,000,000   OPC Scherer Funding Corp. Serial Facility Bond, 9.70%, 6/30/2011.........     1,000,000       1,053,750
     11,237   Participation in Asset Exchange..........................................        11,237          10,938
    500,000   Penney (J.C.) Co., Inc. 8.25%, 8/15/2022.................................       497,445         496,250
    500,000   PECO Energy Co., 8.75%, 4/01/2022........................................       500,510         516,250
  1,000,000   PECO Energy Co., 8.625%, 6/01/2022.......................................       983,840       1,021,250
  1,000,000   Quebec-Hydro, 10.70%, 10/15/2007.........................................     1,081,500       1,041,250
    500,000   Quebec-Hydro, 8.40%, 1/15/2022...........................................       508,395         526,875
  1,000,000   TCI Communications Inc., 8.75%, 08/01/2015...............................     1,053,060         966,250

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                     STATEMENT OF NET ASSETS -- (Continued)
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS--(CONTINUED)
$ 1,000,000   Texas Utilities Electric Co., 8.875%, 2/01/2022..........................   $ 1,029,240    $  1,046,250
    500,000   Texas Utilities, 8.75%, 11/01/2023.......................................       546,545         520,000
    500,000   Time Warner, 9.15%, 02/01/2023...........................................       527,845         527,670
  1,000,000   Time Warner Inc., 8.375%, 03/15/2023.....................................       978,020         982,500
  1,000,000   Virginia Electric & Power Corp. Series B, 8.625%, 10/01/2024.............     1,014,120       1,058,750
                                                                                          -----------    ------------
              TOTAL INVESTMENTS -- 99.68%..............................................   $31,196,083      32,075,546
                                                                                          ===========
              OTHER ASSETS LESS LIABILITIES -- 0.32%...................................                       100,833
                                                                                                         ------------
              TOTAL NET ASSETS -- 100.00%..............................................                  $ 32,176,379
                                                                                                         ============

------------------
*Aggregate cost for federal income tax purposes at September 30, 1996 was $31,196,083. The aggregate gross unrealized appreciation for all securities is as follows: excess of value over tax cost $1,248,065; excess of tax cost over value ($368,602).

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF OPERATIONS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
                                  (UNAUDITED)

    INVESTMENT INCOME
    Interest....................       $2,076,756
                                      -----------
    Expenses
    Fees:
    Investment adviser..........           90,545
    Directors and officers......           23,496
    Custodian...................           10,936
    Transfer agent..............           14,667
    Legal and audit.............           20,955
    Taxes (other than income)...            4,001
    Printing....................            9,350
    Insurance...................            1,666
    Miscellaneous...............            3,334
                                      -----------
    Total expenses..............          178,950
                                      -----------
    Net investment income.......       $1,897,806
                                      -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Realized gain from security
  transactions (excluding short-
  term securities):
  Proceeds from sales...........      $ 7,397,377
  Cost of securities sold.......        7,002,689
                                      -----------
  Net realized gain.............          394,688
                                      -----------
Unrealized appreciation
  (depreciation) of investments:
  Beginning of period...........        3,483,815
  End of period.................          879,463
                                      -----------
  Decrease in unrealized
     appreciation...............       (2,604,352)
                                      -----------
  Net realized and unrealized
     loss on investments........       (2,209,664)
                                      -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.....      $  (311,858)
                                      ===========

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)




                                    JANUARY 1
                                     THROUGH                   YEAR ENDED DECEMBER 31
                                  SEPTEMBER 30,    -----------------------------------------------
                                      1996          1995      1994      1993      1992      1991
                                  -------------    -------   -------   -------   -------   -------
                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of
  Period..........................    $ 18.77      $ 16.58   $ 18.57   $ 17.76   $ 17.32   $ 16.06
                                     -------       -------   -------   -------   -------   -------
  Net Investment Income...........       1.04         1.38      1.38      1.41      1.46      1.50
  Net Gains (Losses) on Securities
     (realized and unrealized)....      (1.22)        2.19     (1.99)     0.82      0.42      1.26
                                     -------       -------   -------   -------   -------   -------
       Total From Investment
          Operations..............      (0.18)        3.57     (0.61)     2.23      1.88      2.76
                                     -------       -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends (from net investment
     income)......................      (0.92)       (1.38)    (1.38)    (1.42)    (1.44)    (1.50)
                                     -------       -------   -------   -------   -------   -------
Net Asset Value, End of Period....    $ 17.67      $ 18.77   $ 16.58   $ 18.57   $ 17.76   $ 17.32
                                     =======       =======   =======   =======   =======   =======
Per Share Market Value,
  End of Period...................    $ 16.50      $ 17.25   $ 15.25   $ 17.25   $17.125   $17.375
                                     =======       =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN, based on
  market value(1).................       1.32%(2)    22.71%     (4.0%)     9.0%      7.0%     27.0%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (in
     000's).......................    $32,176      $34,163   $30,179   $33,808   $32,324   $31,424
  Ratio of Expenses to Average Net
     Assets.......................       0.73%(2)     0.76%     0.85%     0.81%     0.85%     0.90%
  Ratio of Net Investment Income
     to Average Net Assets........       7.74%(2)     7.64%     7.88%     7.61%     8.27%     8.97%
  Portfolio Turnover Rate.........         23%          22%       28%       32%       18%        6%

------------------
1 See Note G.

2 Annualized.
                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

    A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. Significant accounting policies are as follows: Investments are carried at value in the accompanying financial statements (See Note D). Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Premiums and discounts on bonds held for investment are not amortized for financial reporting or federal income tax purposes inasmuch as the Fund does not generally intend to hold such securities until maturity. For federal income tax purposes, discounts on original issue bonds are amortized over the life of the issue. No provision is made for federal taxes as it is the Fund's policy to continue to qualify as a regulated investment company and to make the requisite distribution of taxable income to its shareholders which will relieve it from all or substantially all federal income and excise taxes. Dividends payable are recorded on the dividend record date. Interest income is recorded on an accrual basis.

    B.  Under Agreements among the Fund, PNC Bank, National Association (PNC
        Bank), and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Fund's portfolio and serves as its administrative agent. The Fund pays PIMC, as investment adviser, a quarterly fee of .05% (annually .20%) of the Fund's average net assets and .5% (annually 2%) of the Fund's gross income for such quarter.

        PIMC has agreed to reimburse the Fund to the extent that the aggregate expenses borne by the Fund in any fiscal year, exclusive of brokerage commissions, interest and taxes, exceed 1 1/2% of average net assets up to $30,000,000 and 1% of any excess. No such fee reimbursement was necessary during the period ended September 30, 1996.

    C. Purchases and sales of investment securities other than short term obligations for the period ended September 30, 1996 were $6,905,955 and $7,002,689, respectively.

    D. Values for securities listed on a national securities exchange are based on the latest quoted sale prices on September 30, 1996. Securities not so listed or not traded on that date are valued at their most recent quoted bid prices or at prices determined by investment bankers or brokers. Short-term obligations are valued at cost which approximates market.

    E. At December 31, 1995, a capital loss carryover of $447,439 was available to offset possible future realized capital gains. The carryover expires as follows: $139,631 in 1998, $303,783 in 2002 and $4,025 in 2003.

    F.  At September 30, 1996, net assets consisted of:

                    Paid-in capital...............................................  $31,062,017
                    Undistributed net investment income...........................      287,651
                    Accumulated net realized loss on investments..................      (52,752)
                    Net unrealized appreciation of investments....................      879,463
                                                                                    -----------
                    Total.........................................................  $32,176,379
                                                                                    ===========

    G. The "Total Investment Return" is based on a purchase (or sale) at the market price on the first (or last) day of the period assuming (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

--------------------------------------------------------------------------------

 INDEPENDENCE SQUARE INCOME SECURITIES,                          INDEPENDENCE
                  INC.                                                 SQUARE
           One Aldwyn Center                                           INCOME
          Villanova, PA 19085                                      SECURITIES,
             (610) 964-8882                                               INC.

            BOARD OF DIRECTORS
 ROBERT R. FORTUNE     G. WILLING PEPPER
 R. STEWART RAUCH      DAVID R. WILMERDING, JR.

                OFFICERS
 ROBERT R. FORTUNE, Chairman and President
 ROBERT T. ARNOLD, Executive Vice President
 EDWARD J. ROACH, Vice President and Treasurer
         GARY M. GARDNER, Secretary

           INVESTMENT ADVISER
           PNC INSTITUTIONAL
         MANAGEMENT CORPORATION
          400 Bellevue Parkway
          Wilmington, DE 19809

             TRANSFER AGENT
             PNC BANK, N.A.
             c/o PFPC INC.
             P.O. Box 8950
          Wilmington, DE 19899                            Third Quarter Report
             (800) 852-4750                                    to Shareholders
       (302) 791-2748 (Delaware)                            September 30, 1996

--------------------------------------------------------------------------------